DEBT (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Schedule of Debt [Table Text Block]
	Principal
	As of
Current Debt- Third Party:	6/30/2012	9/30/2011	Maturity Date		Interest Rate	Secured
	(Unaudited)
Loan Payable- Third Party	$80,538	$80,538	Upon Demand		10%	No
Lease Payable- Bank (current portion)	15,613	30,242	12/31/2012		6.45%	Yes
Total Current Debt- Third Party	$96,151	$110,780

Long-Term Debt – Third Party:
Convertible Notes	3,665,763	-	11/1/2016		6%	No
Convertible Notes	1,250,000	-	11/18/2016		6%	No
Convertible Notes	925,000	-	12/9/2016		6%	No
Convertible Notes	3,965,000	-	6/14/2017		6%	No
Promissory Notes – Line of Credit	-	1,500,000	11/1/2016	(1)	6%	No
Line of Credit - Bank	-	1,000,000	11/1/2016	(1)	6%	No
Promissory Note – Bank	-	300,000	11/1/2016	(1)	6%	No
Lease Payable- Bank	-	7,869	12/31/2012		6.45%	Yes
Discount on Convertible Notes	(7,842,348)	-
Amortization of Discount	705,118	-
Total Long-Term Debt – Third Party	$2,668,533	$2,807,869

Long-Term Debt- Related Party:
Convertible Notes – Related Party	$5,683,757	$-	11/1/2016		6%	No
Convertible Notes – Related Party	100,000	-	11/18/2016		6%	No
Convertible Notes – Related Party	1,035,000	-	6/14/2017		6%	No
Loan Payable- Related Party	-	273,000	11/1/2016	(1)	6%	No
Loan Payable- Related Party	-	273,000	11/1/2016	(1)	6%	No
Loan Payable – Related Party	-	220,763	11/1/2016	(1)	6%	No
Loan Payable – Related Party	-	133,571	11/1/2016	(1)	6%	No
Loan Payable – Related Party	-	775,000	11/1/2016	(1)	6%	No
Promissory Notes – Line of Credit	-	1,750,000	11/1/2016	(1)	6%	No
Discount on Convertible Notes	(5,938,150)	-
Amortization of Discount	709,476	-
Total Long-Term Debt- Related Party	$1,590,083	$3,425,334

(1)	This debt was reclassified from current to long-term pursuant to ASC 470-10-45-14. On November 1, 2011, as part of the Offering, this debt was refinanced through the issuance of long-term notes

In September 2011, Atlantic and Madison of NJ Corp, a company owned by Gail Mulvihill, loaned the Company $775,000, with the understanding that upon finalization of the documents related to a private placement offering by the Company, these loans will be considered an investment in such private placement.

	Principal
	As of
Current Debt- Third Party:	9/30/2011	9/30/2010	Maturity Date		Interest Rate	Secured
Loan Payable- Third Party	$80,538	$80,538	Upon Demand		10%	No
Loan Payable- Third Party	-	398,012	12/31/2010	(1)	12%	No
Lease Payable- Bank (current portion)	30,242	28,358	9/30/2011		6.45%	Yes
Total Current Debt- Third Party	$110,780	$506,908

Current Debt – Related Party
Loan Payable – Related Party	$-	273,000	11/1/2016	(2)	6%	No
Loan Payable – Related Party	-	273,000	11/1/2016	(2)	6%	No
Total Current Debt – Related Party	$-	$546,000

Long-Term Debt – Third Party:
Promissory Notes – Line of Credit	1,500,000	-	11/1/2016	(2)	6%	No
Line of Credit - Bank	1,000,000	-	11/1/2016	(2)	6%	No
Promissory Note – Bank	300,000	-	11/1/2016	(2)	6%	No
Lease Payable- Bank	7,869	38,111	12/31/2012		6.45%	Yes
Total Long-Term Debt – Third Party	$2,807,869	$38,111

Long-Term Debt- Related Party:
Loan Payable- Related Party	$273,000	$-	11/1/2016	(2)	6%	No
Loan Payable- Related Party	273,000	-	11/1/2016	(2)	6%	No
Loan Payable – Related Party	220,763	-	11/1/2016	(2)	6%	No
Loan Payable – Related Party	133,571	-	11/1/2016	(2)	6%	No
Loan Payable – Related Party	775,000	-	11/1/2016	(2)	6%	No
Promissory Notes – Line of Credit	1,750,000	-	11/1/2016	(2)	6%	No
Total Long-Term Debt- Related Party	$3,425,334	$-

(1)	This note was converted into common stock and warrants during the quarter ended 12/31/2010. See Note 8.
(2)
This debt was reclassified from current to long-term pursuant to ASC 470-10-45-14.  On November 1, 2011, as part of a private offering described in Note 15 – Subsequent Events, this debt was refinanced to a long-term note.

Schedule of Maturities of Long-term Debt [Table Text Block]	Aggregate maturities required on long-term debt at September 30, 2011 is as follows:
Year Ended
September 30,

2012	30,242
2013	7,869
Subtotal	38,111
Less current	(30,242)
Total long-term	$7,869

Secured Lease Payable Bank [Member]
Schedule of Debt [Table Text Block]
Capital lease payable to bank*	6/30/2012	9/30/2011
	(Unaudited)
Secured by equipment	$15,613	$38,111
Less: current maturities	(15,613)	(30,242)
Total long-term debt	$-	$7,869

*payable in monthly installments of $2, 651 including interest at 6.448% maturing on December 1, 2012

Capital lease payable to bank*	2011	2010

Secured by equipment	$38,111	$66,469
Less: current maturities	(30,242)	(28,358)
Total long-term debt	$7,869	$38,111

*payable in monthly installments of $2, 651 including interest at 6.448% due December 1, 2012